Fee and commission income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collection and payment services:
Service charges on deposit accounts	$ 3,012	$ 2,593	$ 2,588
Credit and debit cards	9,892	8,379	7,667
Checks and others	157	172	181
Total collection and payment services	13,061	11,144	10,436
Marketing of non-banking financial products:
Investment funds management	1,900	1,747	1,611
Capital markets and securities activities	634	523	514
Collection and payment services	2,350	2,206	2,074
Insurance	6,203	5,508	5,300
Financial advisory services	1,415	1,307	1,179
Total marketing of nonbanking financial products	12,502	11,291	10,678
Securities services:
Administration and custody	394	459	461
Total securities services	394	459	461
Other:
Foreign currency transactions	1,539	1,510	1,380
Other fees and commissions	999	951	801
Total other	2,538	2,461	2,181
Total fee and commission income	$ 28,495	$ 25,355	$ 23,756